Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0000884887
Registrant Name	ROYAL CARIBBEAN CRUISES LTD
Registration File Number	333-277554
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A